Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net loss	$ (10,073)	$ (11,255)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	55	119
Amortization of notes payable conversion option	10
Non-employee stock-based compensation expense	17	1
Employee and director stock-based compensation expense	875	80
Amortization of premium on marketable securities	48
Non-cash interest associated with debt discount accretion	47	60
Change in fair value of warrant liability	494
Gain on sale of property and equipment	(632)
Changes in assets and liabilities:
Contract receivables	(2)	16
Accrued interest receivable	(59)	91
Prepaid expenses	(217)	87
Other assets	(216)	51
Accounts payable	40	(951)
Accrued liabilities	499	(291)
Accrued interest payable	692	781
Other liabilities	(36)	(82)
Net cash used in operating activities	(8,458)	(11,293)
Investing activities
Proceeds from the sale of property and equipment	658
Purchases of marketable securities	(6,933)	(2,881)
Proceeds from sales of marketable securities	44	13,891
Net cash (used in) provided by investing activities	(6,231)	11,010
Financing activities
Proceeds from facility loan	4,853
Proceeds from issuance of common stock and warrants, net of issuance costs	26,514
Repurchase of preferred stock	(3)
Principal payments on equipment loans		(12)
Net cash provided by (used in) financing activities	31,364	(12)
Net increase(decrease) in cash and cash equivalents	16,675	(295)
Cash and cash equivalents at beginning of year	7,726	8,021
Cash and cash equivalents at end of year	24,401	7,726
Supplemental disclosure of cash flow information
Interest paid	74
Financing costs in accrued expenses	309
Issuance of common stock for debt extinguishment	16,945
Issuance of common stock warrants to lenders	479
Issuance of common stock warrants	5,493
Fair value of forward contract	453
Conversion of preferred stock into common stock	$ 323,155